Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
9.  ASSET RETIREMENT OBLIGATIONS

The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2013	2012
Carrying amount of asset retirement obligations at beginning of year	$66,723	$64,345
Liabilities incurred	14,143	9,414
Liabilities settled	(1,943)	(786)
Accretion expense	4,326	4,270
Revisions in estimated liabilities	(5,214)	(10,520)
Carrying amount of asset retirement obligations at end of year	$78,035	$66,723

Revisions in estimated liabilities for the year ended December 31, 2013, related primarily to the change in the estimated timing of settling the Partnership’s asset retirement obligations at the Wattenberg system. The liabilities incurred for the year ended December 31, 2013, represented the increase in the capital expansion at the Wattenberg and Hilight systems and the June 2013 completion of the Brasada facility.
Revisions in estimated liabilities for the year ended December 31, 2012, related primarily to the change in the estimated timing of settling the Partnership’s asset retirement obligations at the Wattenberg system. The liabilities incurred for the year ended December 31, 2012, represented the increase in asset retirement obligations primarily related to the capital expansion at the Wattenberg system.